Note 41 Derivatives hedge accounting (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	€ (1,866)	€ 277	€ (1,133)
Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(1,651)	270	(1,187)
Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(214)	7	55
Interest rate agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	73	269	(85)
Securities agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(1,500)	(36)	(1,072)
Commodity agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	3	1	5
Credit derivative agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(255)	(89)	74
Foreign exchange agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	40	88	(75)
Other agreements hedge accounting [Member] | Trading derivatives hedge accounting [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(12)	37	(35)
Fair value hedges ineffectivenes [Member] | Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(235)	5	55
Hedging derivative fair value ineffectiveness [Member] | Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	90	(151)	(36)
Hedged item fair value ineffectiveness [Member] | Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	(325)	156	91
Cash flow hedges ineffectiveness [Member] | Hedging derivatives ineffectiveness [Member]
Derivatives hedge accounting [Line Items]
Derivatives- hedge accounting	€ 21	€ 2	€ 0